Average Annual Total Returns - Class D Shares - Janus Henderson International Managed Volatility Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	11.12%	5.39%	5.54%	2.07%	May 02, 2007	9.89%	4.81%	4.79%	1.45%	May 02, 2007	7.19%	[1]	4.23%	[1]	4.41%	[1]	1.64%	[1]	May 02, 2007	[1]	22.01%	5.67%	5.50%	2.11%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.